DIRECT COMMERCIAL PROPERTY EXPENSE - Components of Direct Commercial Property Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 88	$ 98	$ 175	$ 197
Direct commercial property expense	474	445	960	925
Loss allowance	12	37	25	37
Commercial Property
Disclosure of detailed information about investment property [line items]
Property maintenance	172	162	354	336
Real estate taxes	152	151	309	308
Employee compensation and benefits	40	38	78	80
Lease expense	3	4	6	8
Other	107	90	213	193
Direct commercial property expense	$ 474	$ 445	$ 960	$ 925